Average Annual Total Returns	0 Months Ended
Mar. 29, 2012
(Institutional) | (Delaware International Value Equity Fund) | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(11.73%)
5 Years	(4.26%)
10 Years	5.12%
(Institutional) | (Delaware International Value Equity Fund) | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.66%
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class
Average Annual Return:
1 Year	(13.97%)
5 Years	(4.82%)
10 Years	5.06%
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	(14.62%)
5 Years	(5.53%)
10 Years	3.91%
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(9.08%)
5 Years	(4.25%)
10 Years	4.26%
(Institutional) | (Delaware Global Value Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(5.54%)
5 Years	(2.36%)
10 Years	3.62%
(Institutional) | (Delaware Global Value Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.02%)
5 Years	(1.82%)
10 Years	4.15%
(Institutional) | (Delaware Global Value Fund) | Institutional Class
Average Annual Return:
1 Year	(6.38%)
5 Years	(4.04%)
10 Years	6.78%
(Institutional) | (Delaware Global Value Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	(6.84%)
5 Years	(4.57%)
10 Years	5.81%
(Institutional) | (Delaware Global Value Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(4.15%)
5 Years	(3.53%)
10 Years	5.84%
(Institutional) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(18.17%)
5 Years	2.70%
10 Years	14.19%
(Institutional) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(18.43%)
5 Years	2.40%
10 Years	13.85%
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class
Average Annual Return:
1 Year	(20.66%)
5 Years	3.23%
10 Years	15.69%
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	(21.18%)
5 Years	1.46%
10 Years	13.78%
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(13.28%)
5 Years	2.23%
10 Years	13.58%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	Lifetime (12/31/09-12/31/11)
1 Year	(0.39%)
Lifetime	2.65%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (12/31/09-12/31/11)
1 Year	(0.09%)
Lifetime	4.26%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
Label	Lifetime (12/31/09-12/31/11)
1 Year	(1.05%)
Lifetime	3.29%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (12/31/09-12/31/11)
1 Year	0.09%
Lifetime	3.11%
(Institutional) | (Delaware Focus Global Growth Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
Label	Lifetime (12/29/08-12/31/2011)
1 Year	(5.54%)
Lifetime	11.13%
(Institutional) | (Delaware Focus Global Growth Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	Lifetime (12/29/08-12/31/2011)
1 Year	(5.02%)
Lifetime	11.75%
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (12/29/08-12/31/2011)
1 Year	(2.20%)
Lifetime	22.41%
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
Label	Lifetime (12/29/08-12/31/2011)
1 Year	(2.32%)
Lifetime	20.80%
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (12/29/08-12/31/2011)
1 Year	(1.27%)
Lifetime	18.65%
(Retail) | (Delaware International Value Equity Fund) | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(11.73%)
5 Years	(4.26%)
10 Years	5.12%
(Retail) | (Delaware International Value Equity Fund) | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.66%
(Retail) | (Delaware International Value Equity Fund) | Class A
Average Annual Return:
1 Year	(19.14%)
5 Years	(6.21%)
10 Years	4.13%
(Retail) | (Delaware International Value Equity Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(19.66%)
5 Years	(6.82%)
10 Years	3.07%
(Retail) | (Delaware International Value Equity Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(12.44%)
5 Years	(5.34%)
10 Years	3.49%
(Retail) | (Delaware International Value Equity Fund) | Class B
Average Annual Return:
1 Year	(18.27%)
5 Years	(6.15%)
10 Years	4.15%
(Retail) | (Delaware International Value Equity Fund) | Class C
Average Annual Return:
1 Year	(15.69%)
5 Years	(5.76%)
10 Years	4.02%
(Retail) | (Delaware International Value Equity Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/11)
1 Year	(14.37%)
5 Years	(5.27%)
Lifetime	5.35%
(Retail) | (Delaware Global Value Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(5.54%)
5 Years	(2.36%)
10 Years	3.62%
(Retail) | (Delaware Global Value Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.02%)
5 Years	(1.82%)
10 Years	4.15%
(Retail) | (Delaware Global Value Fund) | Class A
Average Annual Return:
1 Year	(12.12%)
5 Years	(5.42%)
10 Years	5.86%
(Retail) | (Delaware Global Value Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(12.46%)
5 Years	(5.93%)
10 Years	4.93%
(Retail) | (Delaware Global Value Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(7.88%)
5 Years	(4.68%)
10 Years	5.02%
(Retail) | (Delaware Global Value Fund) | Class B
Average Annual Return:
1 Year	(11.06%)
5 Years	(5.37%)
10 Years	5.84%
(Retail) | (Delaware Global Value Fund) | Class C
Average Annual Return:
1 Year	(8.29%)
5 Years	(5.00%)
10 Years	5.69%
(Retail) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(18.17%)
5 Years	2.70%
10 Years	14.19%
(Retail) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(18.43%)
5 Years	2.40%
10 Years	13.85%
(Retail) | (Delaware Emerging Markets Fund) | Class A
Average Annual Return:
1 Year	(25.38%)
5 Years	1.77%
10 Years	14.73%
(Retail) | (Delaware Emerging Markets Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(25.80%)
5 Years	0.10%
10 Years	12.96%
(Retail) | (Delaware Emerging Markets Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(16.36%)
5 Years	1.04%
10 Years	12.79%
(Retail) | (Delaware Emerging Markets Fund) | Class B
Average Annual Return:
1 Year	(24.58%)
5 Years	1.90%
10 Years	14.71%
(Retail) | (Delaware Emerging Markets Fund) | Class C
Average Annual Return:
1 Year	(22.18%)
5 Years	2.22%
10 Years	14.56%
(Retail) | (Delaware Emerging Markets Fund) | Class R
Average Annual Return:
Label	(lifetime: 8/31/09 - 12/31/11)
1 Year	(21.03%)
5 Years
Lifetime	4.62%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(0.39%)
Lifetime	5.27%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(6.19%)
Lifetime	(0.36%)
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A | return after taxes on distributions
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(7.00%)
Lifetime	(1.23%)
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(3.88%)
Lifetime	(0.76%)
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class C
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(2.17%)
Lifetime	1.93%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class R
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(0.70%)
Lifetime	2.44%
(Retail) | (Delaware Focus Global Growth Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(5.54%)
Lifetime	11.13%
(Retail) | (Delaware Focus Global Growth Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.02%)
Lifetime	11.75%
(Retail) | (Delaware Focus Global Growth Fund) | Class A
Average Annual Return:
Label	(lifetime: 12/29/08-12/31/11)
1 Year	(7.98%)
Lifetime	19.93%
(Retail) | (Delaware Focus Global Growth Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(8.09%)
Lifetime	18.35%
(Retail) | (Delaware Focus Global Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.04%)
Lifetime	16.46%
(Retail) | (Delaware Focus Global Growth Fund) | Class C
Average Annual Return:
Label	(lifetime: 12/29/10-12/31/11)
1 Year	(4.01%)
Lifetime	(3.57%)
(Retail) | (Delaware Focus Global Growth Fund) | Class R
Average Annual Return:
Label	(lifetime 12/29/10-12/31/11)
1 Year	(2.62%)
Lifetime	(3.15%)